Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues	$ 67,425	[1]	$ 67,057	[1]	$ 49,269	[1]
Costs and expenses:
Cost of sales	15,085	[2]	15,838	[2]	8,459	[2]
Selling, informational and administrative expenses	19,468	[2]	19,480	[2]	14,752	[2]
Research and development expenses	9,112	[1],[2]	9,392	[2]	7,824	[1],[2]
Amortization of intangible assets	5,585		5,403		2,877
Acquisition-related in-process research and development charges			125		68
Restructuring charges and certain acquisition-related costs	2,934	[3]	3,201	[3]	4,330	[3]
Other deductions-net	2,479		4,336		285
Income from continuing operations before provision for taxes on income	12,762	[1],[4],[5],[6]	9,282	[4],[5],[6]	10,674	[1],[4],[5],[6]
Provision for taxes on income	4,023	[7]	1,071	[7]	2,145	[7]
Income from continuing operations	8,739		8,211		8,529
Discontinued operations:
Income from discontinued operations-net of tax	8		88		97
Gain/(loss) on sale of discontinued operations-net of tax	1,304		(11)		17
Discontinued operations-net of tax	1,312		77		114
Net income before allocation to noncontrolling interests	10,051		8,288		8,643
Less: Net income attributable to noncontrolling interests	42		31		8
Net income attributable to Pfizer Inc.	$ 10,009		$ 8,257		$ 8,635
Earnings per common share-basic:
Income from continuing operations attributable to Pfizer Inc. common shareholders	$ 1.11		$ 1.02		$ 1.22
Discontinued operations-net of tax	$ 0.17		$ 0.01		$ 0.02
Net income attributable to Pfizer Inc. common shareholders	$ 1.28	[8]	$ 1.03	[8]	$ 1.23	[8]
Earnings per common share-diluted:
Income from continuing operations attributable to Pfizer Inc. common shareholders	$ 1.11		$ 1.01		$ 1.21
Discontinued operations-net of tax	$ 0.17		$ 0.01		$ 0.02
Net income attributable to Pfizer Inc. common shareholders	$ 1.27	[8]	$ 1.02	[8]	$ 1.23	[8]
Weighted-average shares-basic	7,817		8,036		7,007
Weighted-average shares-diluted	7,870		8,074		7,045

[1]	For 2011, includes King commencing on the acquisition date of January 31, 2011. For 2009, includes Wyeth commencing on the acquisition date of October 15, 2009.
[2]	Exclusive of amortization of intangible assets, except as disclosed in Note 1K. Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.
[3]	From the beginning of our cost-reduction and productivity initiatives in 2005 through December 31, 2011, Employee termination costs represent the expected reduction of the workforce by approximately 57,400 employees, mainly in manufacturing and sales and research, of which approximately 42,800 employees have been terminated as of December 31, 2011. Employee termination costs are generally recorded when the actions are probable and estimable and include accrued severance benefits, pension and postretirement benefits, many of which may be paid out during periods after termination. Asset impairments primarily include charges to write down property, plant and equipment to fair value. Other primarily includes costs to exit certain assets and activities. The restructuring charges in 2011 are associated with the following: • Primary Care operating segment ($593 million), Specialty Care and Oncology operating segment ($220 million), Established Products and Emerging Markets operating segment ($110 million), Animal Health and Consumer Healthcare operating segment ($51 million), Nutrition operating segment ($4 million), research and development operations ($489 million), manufacturing operations ($280 million) and Corporate ($427 million). The restructuring charges in 2010 are associated with the following: • Primary Care operating segment ($71 million), Specialty Care and Oncology operating segment ($197 million), Established Products and Emerging Markets operating segment ($43 million), Animal Health and Consumer Healthcare operating segment ($46 million), Nutrition operating segment ($4 million), research and development operations ($292 million), manufacturing operations ($1.1 billion) and Corporate ($455 million). The restructuring charges in 2009 are associated with the following: • Our three biopharmaceutical operating segments ($1.3 billion), Animal Health and Consumer Healthcare operating segment ($250 million), Nutrition operating segment ($4 million income), research and development operations ($339 million), manufacturing operations ($292 million) and Corporate ($781 million).
[4]	2010 vs. 2009 - The decrease in the domestic loss was due to revenues from legacy Wyeth products and a reduction in domestic restructuring charges partially offset by increased amortization charges primarily related to identifiable intangibles in connection with our acquisition of Wyeth and litigation charges primarily related to our wholly owned subsidiary Quigley Company, Inc. The decrease in international income was due primarily to an increase in international restructuring and amortization charges plus the non-recurrence of the gain in 2009 in connection with the formation of ViiV, partially offset by revenues from legacy Wyeth products.
[5]	Income from continuing operations before provision for taxes on income.
[6]	2011 vs. 2010 - The decrease in the domestic loss was primarily due to the non-recurrence of a charge of $1.3 billion (pre-tax) in 2010 for asbestos litigation related to our wholly owned subsidiary, Quigley Company, Inc., partially offset by a reduction in revenues due to the loss of exclusivity for several biopharmaceutical products and the impact of the U.S. Healthcare Legislation. The increase in international income was due to the favorable impact of foreign exchange, higher impairment charges in 2010, as well as increased revenues from the biopharmaceutical products such as the Prevnar/Prevenar franchise, Enbrel and Celebrex.
[7]	In 2011, federal, state and international net tax liabilities assumed or established on the date of the acquisition primarily of King are excluded. In 2010 and 2009, federal, state and international net tax liabilities assumed or established on the date of the acquisition primarily of Wyeth are excluded. (See Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisition of Wyeth and Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisition of King Pharmaceuticals, Inc.)
[8]	EPS amounts may not add due to rounding.